Document and Entity Information	Total
Document and Entity Information:
Registrant Name	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Central Index Key	0000357059
Document Effective Date	Apr. 30, 2019
Document Creation Date	Apr. 29, 2019
Delaware Limited-Term Diversified Income Fund | Class A
Document and Entity Information:
Trading Symbol	DTRIX
Delaware Limited-Term Diversified Income Fund | Class C
Document and Entity Information:
Trading Symbol	DTICX
Delaware Limited-Term Diversified Income Fund | Class R
Document and Entity Information:
Trading Symbol	DLTRX
Delaware Limited-Term Diversified Income Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DTINX
Delaware Limited-Term Diversified Income Fund | Class R6
Document and Entity Information:
Trading Symbol	DLTZX